Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net

12    Accounts receivable, net

(in millions of Canadian dollars)	2012	2011
Freight	$410	$380
Non-freight	155	172

	565	552
Allowance for doubtful accounts	(19)	(34)

Total accounts receivable, net	$546	$518

The Company maintains an allowance for doubtful accounts based on expected collectability of accounts receivable. Credit losses are based on specific identification of uncollectible accounts, the application of historical percentages by aging category and an assessment of the current economic environment. At December 31, 2012, allowances of $19 million (2011 – $34 million; 2010 – $30 million) were recorded in “Accounts receivable, net”. During 2012, $3 million of doubtful accounts (2011 – $2 million; 2010 – $5 million) were expensed within “Purchased services and other”.

In 2010, the Company collected a $220 million settlement, including accrued interest, of a receivable from a major Canadian bank which carried an effective interest rate of 5.883%.